Interests in Joint Operations - Summary of Significant Interests in Joint Operations (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Nov. 06, 2020
Disclosure of joint operations [line items]
Percentage of ownership interests in joint operations	50.00%
Acquisition of additional proportion of ownership interest In joint operation		28.00%
Shenzi [member]
Disclosure of joint operations [line items]
Acquisition of additional proportion of ownership interest In joint operation	28.00%
Purchase price		$ 480
Goodwill recognized		0
Property, plant and equipment recognised as of acquisition date		642
Inventory recognised as of acquisition date		17
Rehabilitation liabilities as of acquisition date		$ 179